Statutory reserves, restricted net assets and parent company only condensed financial information - Condensed balance sheet (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	¥ 1,030,573	¥ 1,423,943
Prepayments and other current assets	180,188	179,387
Total current assets	6,138,199	6,190,173
Total non-current assets	391,650	421,063
Total assets	6,529,849	6,611,236
Liabilities
Accrued expenses and other current liabilities	378,566	365,333
Total current liabilities	3,425,790	3,339,538
Total non-current liabilities	162,726	173,207
Total liabilities	3,588,516	3,512,745
ZKH Group Limited shareholders' Equity:
Ordinary shares	4	4
Additional paid-in capital	8,370,941	8,305,304
Statutory reserves	6,566	6,303
Accumulated other comprehensive income/(loss)	(37,288)	4,764
Accumulated deficit	(5,317,131)	(5,177,126)
Treasury stock	(81,759)	(40,758)
Total ZKH Group Limited shareholders' equity	2,941,333	3,098,491
Total liabilities and shareholders' equity	6,529,849	6,611,236
Parent company | Reportable legal entities
Assets
Cash and cash equivalents	4,408	6,320
Prepayments and other current assets	90,292	92,253
Total current assets	94,700	98,573
Investment in subsidiaries	2,940,145	3,088,781
Total non-current assets	2,940,145	3,088,781
Total assets	3,034,845	3,187,354
Liabilities
Accrued expenses and other current liabilities	71,373	69,807
Total current liabilities	71,373	69,807
Total non-current liabilities	22,139	19,056
Total liabilities	93,512	88,863
ZKH Group Limited shareholders' Equity:
Ordinary shares	4	4
Additional paid-in capital	8,370,941	8,305,304
Statutory reserves	6,566	6,303
Accumulated other comprehensive income/(loss)	(37,288)	4,764
Accumulated deficit	(5,317,131)	(5,177,126)
Treasury stock	(81,759)	(40,758)
Total ZKH Group Limited shareholders' equity	2,941,333	3,098,491
Total liabilities and shareholders' equity	¥ 3,034,845	¥ 3,187,354